Accounts receivable	6 Months Ended
Jun. 30, 2019
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable
Accounts receivable
Accounts receivable as of June 30, 2019 include unbilled revenue of $52,661 (December 31, 2018 - $79,742) from the Company’s regulated utilities. Accounts receivable as of June 30, 2019 are presented net of allowance for doubtful accounts of $6,523 (December 31, 2018 - $5,281).